Subsequent Events (Details) - USD ($)											2 Months Ended	3 Months Ended		12 Months Ended
	May 07, 2025	Apr. 28, 2025	Mar. 28, 2025	Mar. 21, 2025	Jan. 14, 2025	Jan. 13, 2025	Jan. 10, 2025	Oct. 18, 2024	Nov. 15, 2023	Oct. 17, 2022	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Feb. 11, 2025
Subsequent Events [Line Items]
Shares issued														260,000
Owed shares												55,422		43,800
Payment of cash (in Dollars)														$ 8,000,000
Royalty payable (in Dollars)														14,000,000
Outstanding principal amount (in Dollars)														8,000,000
Convertible note amount (in Dollars)												$ 1,562,257		891,363
Old notes amount (in Dollars)											15,000,000	$ 15,000,000		15,000,000
Shares of old warrants												3,950,000
Accrued payables (in Dollars)														10,888
Cash proceeds (in Dollars)												$ 4,341,532		$ 2,628,334
Trading days				20 days				5 days
Average trading price per share (in Dollars per share)				$ 1
Percentage of aggregate consideration			3.00%
Percentage of VWAP												90.00%
Common Stock [Member]
Subsequent Events [Line Items]
Common shares issued														2,230,000
Convertible Debt [Member]
Subsequent Events [Line Items]
Convertible note amount (in Dollars)												$ 6,850,000		$ 1,566,500
Convertible Notes [Member]
Subsequent Events [Line Items]
Old notes amount (in Dollars)												$ 2,900,000		$ 682,500
Shares of old warrants														1,634,000
Maturity date												Jan. 31, 2028		Jan. 31, 2028
Interest rate												7.50%		7.50%
Conversion price per share (in Dollars per share)												$ 0.25		$ 0.25
Average rate														90.00%
Percentage of VWAP												90.00%
Common Stock Purchase Agreement [Member]
Subsequent Events [Line Items]
Sale of stock units														4,770,000
Net proceeds (in Dollars)														$ 4,364,572
Cash proceeds (in Dollars)										$ 150,000,000		$ 4,341,532		$ 2,628,344
Receivables (in Dollars)												$ 2,000,000
Percentage of VWAP												96.00%
Common Stock Purchase Agreement [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Sale of stock units												1,500,000
Cash proceeds (in Dollars)												$ 593,760
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted shares														9,357
Consultant [Member]
Subsequent Events [Line Items]
Shares issued														34,000
Subsequent Event [Member] | Mr. Orr [Member]
Subsequent Events [Line Items]
Payment of cash (in Dollars)						$ 75,000
Subsequent Event [Member] | OpCo Class B Units [Member]
Subsequent Events [Line Items]
Common shares issued															500,000
Subsequent Event [Member] | Vendor [Member]
Subsequent Events [Line Items]
Shares issued		98,615
Accounts payable (in Dollars)		$ 98,615
Class A Common Stock [Member]
Subsequent Events [Line Items]
Shares issued				120,000					134,500
Payment of cash (in Dollars)								$ 15,000
Settlement outstanding (in Dollars)					$ 45,050
Common shares issued											5,235,131	17,918,226		10,323,205
Restricted shares														450,000
Percentage of aggregate consideration			3.00%
Class A Common Stock [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Shares issued														1,954,514
Conversion amount (in Dollars)														$ 1,368,000
Class A Common Stock [Member] | Consultant [Member]
Subsequent Events [Line Items]
Shares issued												116,100		75,000
Class A Common Stock [Member] | Mr. Orr [Member]
Subsequent Events [Line Items]
Common shares issued						200,000
Class A Common Stock [Member] | OpCo Preferred Units [Member]
Subsequent Events [Line Items]
Common shares issued														3,000,000
Class A Common Stock [Member] | Consultant [Member]
Subsequent Events [Line Items]
Shares issued													100,000
Receivables (in Dollars)				$ 60,000
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued	32,500						60,500
Common shares issued															500,000
Class A Common Stock [Member] | Subsequent Event [Member] | consulting Agreement [Member]
Subsequent Events [Line Items]
Shares issued						200,000
Class A Common Stock [Member] | Subsequent Event [Member] | Consultant [Member]
Subsequent Events [Line Items]
Shares issued					45,050